Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	September 30, 2021	September 30, 2020
ASSETS
Cash	$110,393	$-
Short-term investments	13,725,204	-
Total current assets	13,835,597	-

Non-current assets
Investment in subsidiaries	$45,098,756	$20,802,904

Total assets	$58,934,353	$20,802,904

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares and 16,000,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	67,969	50,000
Additional paid-in capital	29,279,159	3,679,000
Retained earnings	27,498,466	16,178,514
Accumulated other comprehensive income	2,088,759	895,390
Total shareholders’ equity	58,934,353	20,802,904

Total liabilities and shareholders’ equity	$58,934,353	$20,802,904

Schedule of parent company statements of income and comprehensive income
	For the years ended September 30,
	2021	2020	2019
Operating costs and expenses:
General and administrative expenses	$(1,177,869)	$-	$-

Other income (expenses):
Income from short-term investments	239,549	-	-
Other expenses	(60,751)	-	-

Equity in earnings of subsidiaries	12,319,023	7,558,222	7,551,465

Net income	11,319,952	7,558,222	7,551,465
Foreign currency translation adjustments	1,193,369	860,623	(645,978)
Comprehensive income attributable to the Company	$12,513,321	$8,418,845	$6,905,487

Schedule of parent company statements of cash flows
	For the Years Ended September 30,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$11,319,952	$7,558,222	$7,551,465
Adjustments to reconcile net cash flows from operating activities:		-
Equity in earnings of subsidiary	(12,319,027)	(7,558,222)	(7,551,465)
Net cash used in operating activities	(999,075)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for short-term investments	(15,330,660)	-	-
Redemption of short-term investments	1,801,927	-	-
Net cash used in investing activities	(13,528,733)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO	25,957,457	-	-
Cash lent to subsidiaries	(11,358,764)	-	-
Net cash provided by financing activities	14,598,693	-	-

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	39,508	-	-

CHANGES IN CASH	110,393	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$110,393	$-	$-